Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2013